Schedule of Change In Plan Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 524,042,000
Employer contributions	53,924,000	$ 25,654,000
Balance at end of year	546,512,000	524,042,000
Pension
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	524,042,000	443,973,000
Actual return on plan assets, net	(651,000)	26,186,000
Employer contributions	53,924,000	25,654,000
Gross benefits paid	(30,803,000)	(23,489,000)
Acquisitions		51,718,000
Balance at end of year	546,512,000	524,042,000
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	2,116,000	2,756,000
Participants’ contributions	1,777,000	2,100,000
Gross benefits paid	$ (3,893,000)	$ (4,856,000)